John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 12.0%				$21,965,335
(Cost $21,325,920)
U.S. Government 7.2%				13,212,500
U.S. Treasury Note	1.500	01-15-23	12,800,000	13,212,500
U.S. Government Agency 4.8%				8,752,835
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.612%) (A)	3.221	11-01-44	345,247	358,148
Federal National Mortgage Association
15 Yr Pass Thru	3.500	04-01-31	738,051	799,112
15 Yr Pass Thru	3.500	06-01-31	845,977	924,428
15 Yr Pass Thru	3.500	04-01-33	1,265,105	1,339,330
15 Yr Pass Thru	3.500	06-01-34	791,712	846,575
15 Yr Pass Thru	3.500	08-01-34	691,669	730,953
30 Yr Pass Thru (12 month LIBOR + 1.569%) (A)	2.760	04-01-47	153,845	158,733
30 Yr Pass Thru (12 month LIBOR + 1.620%) (A)	3.632	03-01-43	448,366	465,586
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.000	12-20-47	714,879	729,227
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.500	03-20-48	390,084	399,213
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	08-20-46	851,343	873,735

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	09-20-46	1,098,880	1,127,795
Corporate bonds 48.4%				$88,295,020
(Cost $87,103,771)
Communication services 5.4%				9,815,407
Diversified telecommunication services 1.5%
Cincinnati Bell, Inc. (B)	7.000	07-15-24	162,000	167,468
Cogent Communications Group, Inc. (B)	5.375	03-01-22	400,000	412,000
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	400,000	407,159
Radiate Holdco LLC (B)	6.625	02-15-25	300,000	303,750
Radiate Holdco LLC (B)	6.875	02-15-23	400,000	410,000
Telecom Argentina SA (B)	6.500	06-15-21	205,000	195,978
Verizon Communications, Inc.	2.946	03-15-22	750,000	779,442
Entertainment 0.8%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24	400,000	409,000
Netflix, Inc.	5.750	03-01-24	1,000,000	1,128,190
Media 2.4%
CCO Holdings LLC (B)	4.000	03-01-23	400,000	405,500
CSC Holdings LLC	5.250	06-01-24	500,000	541,250
CSC Holdings LLC	6.750	11-15-21	400,000	420,000
DISH DBS Corp.	6.750	06-01-21	400,000	410,000
MDC Partners, Inc. (B)	6.500	05-01-24	400,000	382,000
Meredith Corp. (B)	6.500	07-01-25	1,000,000	1,035,000
Nielsen Finance LLC (B)	5.000	04-15-22	400,000	400,380
Sirius XM Radio, Inc. (B)	3.875	08-01-22	400,000	403,500
Townsquare Media, Inc. (B)	6.500	04-01-23	400,000	369,000
Wireless telecommunication services 0.7%
Sprint Communications, Inc.	6.000	11-15-22	750,000	813,750
Sprint Corp.	7.250	09-15-21	400,000	422,040
Consumer discretionary 6.4%				11,622,083
Auto components 0.7%
Toyota Industries Corp. (B)	3.110	03-12-22	750,000	774,022
ZF North America Capital, Inc. (B)	4.500	04-29-22	500,000	517,500
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 3.2%
BMW US Capital LLC (B)	2.950	04-14-22	69,000	$71,797
BMW US Capital LLC (B)	3.800	04-06-23	1,000,000	1,081,619
Daimler Finance North America LLC (B)	2.200	10-30-21	500,000	508,704
Ford Motor Credit Company LLC	3.219	01-09-22	500,000	497,445
Ford Motor Credit Company LLC	3.336	03-18-21	500,000	501,250
Ford Motor Credit Company LLC	3.810	01-09-24	500,000	501,875
General Motors Financial Company, Inc.	3.200	07-06-21	500,000	508,354
General Motors Financial Company, Inc.	5.200	03-20-23	800,000	872,629
Hyundai Capital America (B)	2.375	02-10-23	1,000,000	1,026,270
Volkswagen Group of America Finance LLC (B)	2.900	05-13-22	245,000	254,221
Hotels, restaurants and leisure 2.2%
CCM Merger, Inc. (B)	6.000	03-15-22	107,000	106,465
ESH Hospitality, Inc. (B)	5.250	05-01-25	500,000	507,500
International Game Technology PLC (B)	6.250	02-15-22	400,000	410,988
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	560,000	531,647
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.000	06-01-24	400,000	412,712
Starbucks Corp.	1.300	05-07-22	1,000,000	1,015,707
Wyndham Destinations, Inc.	3.900	03-01-23	1,000,000	990,000
Household durables 0.3%
DR Horton, Inc.	4.375	09-15-22	500,000	531,378
Consumer staples 1.4%				2,628,441
Beverages 0.6%
Constellation Brands, Inc.	3.200	02-15-23	600,000	635,998
Keurig Dr. Pepper, Inc.	3.551	05-25-21	500,000	511,750
Food products 0.8%
Conagra Brands, Inc.	3.800	10-22-21	500,000	518,666
Grupo Bimbo SAB de CV (B)	3.875	06-27-24	500,000	542,027
Simmons Foods, Inc. (B)	7.750	01-15-24	400,000	420,000
Energy 4.0%				7,274,019
Energy equipment and services 0.4%
CSI Compressco LP (B)	7.500	04-01-25	93,000	82,770
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (B)	10.000	04-01-26	289,000	210,970
Tervita Corp. (B)	7.625	12-01-21	400,000	336,000
Oil, gas and consumable fuels 3.6%
Aker BP ASA (B)	5.875	03-31-25	500,000	523,813
Buckeye Partners LP	4.150	07-01-23	400,000	400,000
Energen Corp.	4.625	09-01-21	400,000	404,223
Leviathan Bond, Ltd. (B)	5.750	06-30-23	1,000,000	1,035,744
Midwest Connector Capital Company LLC (B)	3.625	04-01-22	534,000	537,711
MPLX LP (3 month LIBOR + 1.100%) (A)	1.413	09-09-22	500,000	500,045
MPLX LP	3.500	12-01-22	500,000	523,261
Phillips 66	3.700	04-06-23	51,000	54,896
Targa Resources Partners LP	4.250	11-15-23	400,000	402,512
The Williams Companies, Inc.	3.600	03-15-22	1,000,000	1,038,476
The Williams Companies, Inc.	4.500	11-15-23	758,000	837,598
YPF SA (B)	8.500	03-23-21	400,000	386,000
Financials 12.3%				22,359,400
Banks 6.8%
Bank of America Corp.	2.503	10-21-22	500,000	511,814
Barclays PLC	3.684	01-10-23	1,000,000	1,037,174
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	2.700	03-30-21	500,000	$506,977
Citigroup, Inc.	2.750	04-25-22	500,000	518,028
Danske Bank A/S (B)	2.000	09-08-21	800,000	812,663
Discover Bank	3.200	08-09-21	500,000	511,778
HSBC Holdings PLC	2.950	05-25-21	500,000	509,560
Lloyds Banking Group PLC	3.000	01-11-22	500,000	517,074
Natwest Group PLC	3.875	09-12-23	600,000	651,055
Natwest Group PLC	6.125	12-15-22	1,000,000	1,097,800
Nordea Bank ABP (B)	1.000	06-09-23	1,000,000	1,012,864
PNC Bank NA	2.700	11-01-22	1,200,000	1,256,125
Regions Financial Corp.	2.750	08-14-22	500,000	520,678
Santander Holdings USA, Inc.	3.244	10-05-26	750,000	797,611
Synovus Bank (2.289% to 2-10-22, then SOFR + 0.945%)	2.289	02-10-23	1,000,000	1,015,877
Wells Fargo & Company	2.550	12-07-20	500,000	503,050
Wells Fargo & Company	4.125	08-15-23	500,000	546,593
Capital markets 3.0%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (B)	8.750	06-01-23	400,000	406,000
Credit Suisse Group AG (B)	3.574	01-09-23	1,000,000	1,038,300
Morgan Stanley	3.125	01-23-23	600,000	636,151
The Goldman Sachs Group, Inc.	2.625	04-25-21	570,000	577,500
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	400,000	410,434
UBS AG (B)	1.750	04-21-22	1,250,000	1,275,474
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (C)	6.875	03-22-21	1,000,000	1,018,750
Consumer finance 0.6%
Capital One Financial Corp.	2.600	05-11-23	113,000	118,488
Capital One Financial Corp.	3.450	04-30-21	500,000	508,882
Synchrony Financial	2.850	07-25-22	500,000	514,771
Diversified financial services 0.2%
Gogo Intermediate Holdings LLC (B)	9.875	05-01-24	400,000	416,000
Insurance 1.4%
AIG Global Funding (B)	2.300	07-01-22	500,000	515,371
Aon PLC	2.800	03-15-21	500,000	505,861
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	500,000	548,751
New York Life Global Funding (B)	1.100	05-05-23	1,000,000	1,019,119
Thrifts and mortgage finance 0.3%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	500,000	522,827
Health care 4.1%				7,434,600
Biotechnology 0.3%
AbbVie, Inc. (B)	2.300	11-21-22	500,000	519,589
Health care providers and services 2.4%
Centene Corp.	4.750	05-15-22	1,000,000	1,011,250
Centene Corp.	4.750	01-15-25	250,000	257,145
CVS Health Corp.	4.100	03-25-25	244,000	278,248
Encompass Health Corp.	5.125	03-15-23	400,000	403,000
HCA, Inc.	5.875	05-01-23	1,000,000	1,095,000
MEDNAX, Inc. (B)	5.250	12-01-23	900,000	915,750
Tenet Healthcare Corp.	8.125	04-01-22	400,000	431,800
Pharmaceuticals 1.4%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	500,000	514,375
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC (B)	0.750	09-02-23	1,000,000	$999,451
Upjohn, Inc. (B)	1.125	06-22-22	1,000,000	1,008,992
Industrials 4.0%				7,223,460
Aerospace and defense 0.6%
The Boeing Company	2.300	08-01-21	500,000	506,081
The Boeing Company	4.508	05-01-23	500,000	528,026
Airlines 0.5%
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	219,086	209,421
Delta Air Lines, Inc.	3.625	03-15-22	500,000	497,372
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	209,484	186,441
Building products 0.6%
Carrier Global Corp. (B)	1.923	02-15-23	1,000,000	1,029,315
Commercial services and supplies 0.3%
APX Group, Inc.	7.625	09-01-23	500,000	511,250
LSC Communications, Inc. (B)(D)	8.750	10-15-23	400,000	62,000
Electrical equipment 0.3%
Eaton Corp.	2.750	11-02-22	500,000	525,175
Machinery 0.5%
CNH Industrial Capital LLC	1.950	07-02-23	1,000,000	1,015,430
Professional services 0.3%
IHS Markit, Ltd. (B)	5.000	11-01-22	500,000	538,027
Road and rail 0.3%
Uber Technologies, Inc. (B)	7.500	11-01-23	500,000	518,750
Trading companies and distributors 0.6%
Air Lease Corp.	2.250	01-15-23	66,000	66,172
Ashtead Capital, Inc. (B)	4.125	08-15-25	1,000,000	1,030,000
Information technology 3.5%				6,449,400
Electronic equipment, instruments and components 0.8%
Dell International LLC (B)	5.450	06-15-23	1,000,000	1,104,325
Ingram Micro, Inc.	5.000	08-10-22	400,000	406,006
Semiconductors and semiconductor equipment 2.1%
Broadcom Corp.	3.625	01-15-24	1,000,000	1,079,778
Microchip Technology, Inc. (B)	2.670	09-01-23	500,000	517,540
Microchip Technology, Inc.	3.922	06-01-21	500,000	511,342
Micron Technology, Inc.	2.497	04-24-23	750,000	783,171
NXP BV (B)	4.125	06-01-21	1,000,000	1,025,665
Software 0.3%
Infor, Inc. (B)	1.450	07-15-23	88,000	89,452
NortonLifeLock, Inc.	3.950	06-15-22	400,000	412,004
Technology hardware, storage and peripherals 0.3%
Seagate HDD Cayman	4.250	03-01-22	500,000	520,117
Materials 3.2%				5,926,060
Chemicals 0.8%
Ashland LLC	4.750	08-15-22	45,000	47,138
CVR Partners LP (B)	9.250	06-15-23	400,000	393,000
International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	520,665
WR Grace & Company (B)	5.625	10-01-24	500,000	537,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.6%
CEMEX Finance LLC (B)	6.000	04-01-24	1,000,000	$1,012,500
Containers and packaging 1.3%
Ball Corp.	4.000	11-15-23	1,000,000	1,062,500
Sealed Air Corp. (B)	5.250	04-01-23	750,000	802,650
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	500,000	538,750
Metals and mining 0.5%
Anglo American Capital PLC (B)	3.750	04-10-22	976,000	1,011,357
Real estate 0.2%				389,000
Equity real estate investment trusts 0.2%
The GEO Group, Inc.	5.875	01-15-22	400,000	389,000
Utilities 3.9%				7,173,150
Electric utilities 3.5%
Emera US Finance LP	2.700	06-15-21	1,000,000	1,015,795
Eversource Energy	2.800	05-01-23	500,000	526,397
FirstEnergy Corp.	2.850	07-15-22	500,000	513,618
FirstEnergy Corp.	4.250	03-15-23	825,000	875,036
Instituto Costarricense de Electricidad (B)	6.950	11-10-21	900,000	900,450
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	1,000,000	1,143,239
Vistra Operations Company LLC (B)	3.550	07-15-24	1,300,000	1,379,787
Gas utilities 0.4%

AmeriGas Partners LP	5.625	05-20-24	750,000	818,828
Municipal bonds 2.8%				$5,096,025
(Cost $4,953,451)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,129,300
Port Authority of New York & New Jersey	1.086	07-01-23	1,000,000	1,013,400
Sales Tax Securitization Corp. (Illinois)	2.128	01-01-23	1,615,000	1,648,350
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (California)	2.621	07-01-23	1,000,000	1,052,950

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	252,025
Term loans (E) 3.3%				$5,998,276
(Cost $6,087,707)
Communication services 1.2%				2,157,442
Diversified telecommunication services 0.3%
CenturyLink, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.406	03-15-27	597,000	575,980
Interactive media and services 0.6%
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23	1,000,000	998,130
Media 0.3%
Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	2.662	01-31-28	600,000	583,332
Consumer discretionary 0.4%				769,523
Auto components 0.3%
Dealer Tire LLC, Term Loan B1 (1 month LIBOR + 4.250%)	4.406	12-12-25	497,500	485,475
Diversified consumer services 0.1%
Gems Menasa Cayman, Ltd., Term Loan (6 month LIBOR + 5.000%)	6.000	07-31-26	296,269	284,048
Consumer staples 0.2%				380,222
Household products 0.2%
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	2.906	02-05-23	386,154	380,222
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 0.3%				$579,895
Insurance 0.3%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	3.308	05-16-24	596,931	579,895
Information technology 0.7%				1,167,533
Software 0.7%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.412	12-15-24	600,000	582,252
Boxer Parent Company, Inc., 2018 USD Term Loan B (1 month LIBOR + 4.250%)	4.406	10-02-25	596,970	585,281
Materials 0.5%				943,661
Containers and packaging 0.5%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	3.523	04-03-24	994,898	943,661
Collateralized mortgage obligations 5.5%				$10,050,244
(Cost $9,999,477)
Commercial and residential 3.6%				6,573,112
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A2 (B)(F)	3.751	09-25-48	142,532	145,166
AOA Mortgage Trust Series 2015-1177, Class C (B)(F)	3.110	12-13-29	250,000	250,977
Arroyo Mortgage Trust Series 2019-1, Class A1 (B)(F)	3.805	01-25-49	334,459	343,627
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	1.133	03-15-37	250,000	237,000
BBCMS Trust Series 2015-MSQ, Class D (B)(F)	4.123	09-15-32	175,000	177,900
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	1.483	03-15-37	222,000	217,551
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	1.912	12-15-37	99,000	98,855
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(B)	2.712	12-15-37	100,000	97,742
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (A)(B)	2.312	07-15-32	126,069	123,297
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (B)(F)	2.488	02-25-50	408,051	411,828
Series 2020-2, Class A1 (B)(F)	1.853	03-25-65	904,892	908,323
Series 2020-3, Class A1 (B)(F)	1.506	04-27-65	707,504	707,945
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	398,058	403,913
Series 2020-AFC1, Class A1 (B)(F)	2.240	02-25-50	121,854	123,564
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	1.212	05-15-36	250,000	245,729
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	1.512	05-15-36	250,000	246,287
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(B)	1.562	08-15-34	200,612	194,204
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(F)	3.500	10-25-59	435,785	465,096
Starwood Mortgage Residential Trust Series 2020-1, Class A1 (B)(F)	2.275	02-25-50	97,752	99,336
Verus Securitization Trust Series 2018-3, Class A2 (B)(F)	4.180	10-25-58	123,955	124,206
Vista Point Securitization Trust Series 2020-1, Class A1 (B)(F)	1.763	03-25-65	948,062	950,566
U.S. Government Agency 1.9%				3,477,132
Federal Home Loan Mortgage Corp.
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	0.562	05-15-36	121,839	122,412
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	1.112	12-15-31	105,983	107,100
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	0.562	04-15-27	63,299	63,270
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	1.212	11-15-36	148,925	$153,316
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	0.562	09-15-45	144,682	145,387
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	0.662	08-15-46	146,274	147,053
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	0.562	10-15-46	113,662	114,052
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	0.775	01-25-34	280,627	283,891
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	0.925	02-25-33	155,991	157,745
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	0.575	11-25-36	130,322	130,940
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	0.475	01-25-37	181,037	181,742
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	0.425	07-25-36	130,605	130,218
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	0.995	03-25-37	152,251	155,220
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	0.572	03-25-36	111,791	111,645
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	0.625	11-25-40	126,308	126,745
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	0.645	12-25-40	225,039	226,777
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	0.675	02-25-42	64,573	65,092
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	0.525	11-25-44	325,721	325,968
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	0.656	01-25-47	445,944	450,964

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	0.621	07-25-46	277,375	277,595
Asset backed securities 26.1%				$47,713,853
(Cost $47,972,732)
Asset backed securities 26.1%				47,713,853
American Express Credit Account Master Trust Series 2019-2, Class A	2.670	11-15-24	2,000,000	2,076,966
American Tower Trust Series 2013, Class 2A (B)	3.070	03-15-48	500,000	511,606
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D	3.420	04-18-23	500,000	512,547
AMMC CLO, Ltd. Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	1.501	11-02-30	500,000	496,982
Amur Equipment Finance Receivables VII LLC Series 2019-1A, Class A2 (B)	2.630	06-20-24	453,032	461,035
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2 (B)	2.477	08-20-24	479,215	482,862
BCC Funding XIV LLC Series 2018-1A, Class B (B)	3.390	08-21-23	750,000	760,760
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5	1.660	06-17-24	725,000	734,993
Carlyle U.S. CLO, Ltd. Series 2017-2A, Class A1B (3 month LIBOR + 1.220%) (A)(B)	1.492	07-20-31	500,000	493,926
CarMax Auto Owner Trust Series 2020-2, Class A4	2.050	05-15-25	495,000	516,592
CCG Receivables Trust Series 2019-1, Class B (B)	3.220	09-14-26	610,000	629,978
Chase Auto Credit Linked Notes Series 2020-1, Class C (B)	1.389	01-25-28	1,000,000	999,375
Chesapeake Funding II LLC Series 2020-1A, Class A1 (B)	0.870	08-16-32	250,000	250,677
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR (3 month LIBOR + 1.210%) (A)(B)	1.482	10-18-30	390,000	388,899
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	1.312	04-20-31	555,000	548,304
Citibank Credit Card Issuance Trust Series 2016-A2, Class A2	2.190	11-20-23	1,000,000	1,023,305
Commonbond Student Loan Trust Series 2015-A, Class A (B)	3.200	06-25-32	326,908	327,091
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) (A)(B)	1.725	12-31-27	895,000	888,812
Cutwater, Ltd. Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	1.975	07-15-26	400,000	396,775
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Dell Equipment Finance Trust Series 2020-1, Class A3 (B)	2.240	02-22-23	1,000,000	$1,032,530
Dewolf Park CLO, Ltd. Series 2017-1A, Class A (3 month LIBOR + 1.210%) (A)(B)	1.485	10-15-30	750,000	745,463
Discover Card Execution Note Trust Series 2017-A2, Class A2	2.390	07-15-24	1,548,000	1,592,597
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	1.495	07-25-47	486,250	485,953
DRB Prime Student Loan Trust Series 2016-A, Class A1 (1 month LIBOR + 2.000%) (A)(B)	2.175	04-25-40	239,091	240,433
ECMC Group Student Loan Trust Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	1.175	07-25-69	435,702	424,903
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	114,827	116,094
Exeter Automobile Receivables Trust
Series 2018-3A, Class D (B)	4.350	06-17-24	500,000	518,118
Series 2020-1A, Class C (B)	2.490	01-15-25	750,000	764,984
First Investors Auto Owner Trust Series 2016-2A, Class D (B)	3.350	11-15-22	500,000	507,026
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	496,250	499,471
Flagship Credit Auto Trust
Series 2016-4, Class D (B)	3.890	11-15-22	500,000	510,742
Series 2018-2, Class D (B)	4.230	09-16-24	610,000	635,698
Series 2018-4, Class B (B)	3.880	10-16-23	155,000	159,554
Ford Credit Auto Lease Trust Series 2019-B, Class A3	2.220	10-15-22	2,000,000	2,030,641
Ford Credit Auto Owner Trust Series 2020-A, Class A2	1.030	10-15-22	1,000,000	1,004,172
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	1.456	11-22-31	685,921	679,158
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4	1.740	08-18-25	125,000	130,146
Honda Auto Receivables Owner Trust Series 2018-4, Class A3	3.160	01-17-23	1,907,854	1,946,050
HPEFS Equipment Trust
Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	502,986
Series 2020-1A, Class C (B)	2.030	02-20-30	998,308	1,004,761
Hyundai Auto Receivables Trust Series 2020-A, Class A4	1.720	06-15-26	260,000	267,333
Iowa Student Loan Liquidity Corp. Series 2011-1, Class A (3 month LIBOR + 1.250%) (A)	1.547	06-25-42	188,620	188,741
MMAF Equipment Finance LLC Series 2019-B, Class A2 (B)	2.070	10-12-22	443,057	447,294
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	1.762	10-15-31	249,000	251,891
Series 2020-BA, Class A1 (B)	1.800	01-15-69	736,286	739,599
Nissan Auto Receivables Owner Trust Series 2019-A, Class A3	2.900	10-16-23	1,700,000	1,744,301
NMEF Funding LLC Series 2019-A, Class A (B)	2.730	08-17-26	633,511	637,613
Oasis LLC
Series 2020-1A, Class A (B)	3.820	01-15-32	498,874	500,447
Series 2020-2A, Class A (B)	4.262	05-15-32	452,297	453,023
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class C (B)	3.330	11-18-24	400,000	390,894
PFS Financing Corp.
Series 2018-B, Class A (B)	2.890	02-15-23	500,000	505,486
Series 2018-D, Class A (B)	3.190	04-17-23	925,000	940,322
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A (B)	1.370	10-15-24	670,010	$676,789
Santander Drive Auto Receivables Trust
Series 2018-3, Class D	4.070	08-15-24	675,000	692,473
Series 2020-2, Class A3	0.670	04-15-24	1,000,000	1,000,960
Silvermore CLO, Ltd. Series 2014-1A, Class A1R (3 month LIBOR + 1.170%) (A)(B)	1.450	05-15-26	473,287	471,966
Small Business Lending Trust Series 2020-A, Class A (B)	2.620	12-15-26	643,883	633,056
SMB Private Education Loan Trust Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	0.912	10-15-35	733,038	726,484
STORE Master Funding LLC Series 2013-1A, Class A2 (B)	4.650	03-20-43	181,878	180,564
Taco Bell Funding LLC Series 2016-1A, Class A2II (B)	4.377	05-25-46	532,125	533,104
Tidewater Auto Receivables Trust Series 2020-AA, Class C (B)	1.910	09-15-26	1,000,000	1,005,312
Towd Point Mortgage Trust
Series 2015-2, Class 1A13 (B)(F)	2.500	11-25-60	324,307	326,749
Series 2015-5, Class A1B (B)(F)	2.750	05-25-55	23,030	23,197
Series 2017-1, Class A1 (B)(F)	2.750	10-25-56	417,132	428,882
Series 2018-3, Class A1 (B)(F)	3.750	05-25-58	85,382	91,814
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	202,904	216,059
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A3	3.020	12-15-22	500,000	508,245
Series 2020-B, Class A4	1.660	09-15-25	880,000	905,898
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 (B)	2.709	08-15-47	456,185	456,558
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	721,500	744,479
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	358,000	357,868
Wellfleet CLO, Ltd. Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	1.852	10-20-28	500,000	487,125
Westlake Automobile Receivables Trust
Series 2018-2A, Class D (B)	4.000	01-16-24	500,000	510,290
Series 2018-3A, Class C (B)	3.610	10-16-23	500,000	508,112
Series 2019-2A, Class C (B)	2.840	07-15-24	750,000	767,515
Willis Engine Structured Trust V Series 2020-A, Class C (B)	6.657	03-15-45	947,917	360,445

	Yield (%)	Shares	Value
Short-term investments 2.3%			$4,132,272
(Cost $4,132,272)
Short-term funds 2.3%			4,132,272
Federated Government Obligations Fund, Institutional Class	0.0186(G)	4,132,272	4,132,272

Total investments (Cost $181,575,330) 100.4%	$183,251,025
Other assets and liabilities, net (0.4%)	(728,196)
Total net assets 100.0%	$182,522,829

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,001,606 or 42.7% of the fund's net assets as of 8-31-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 8-31-20.
The fund had the following country composition as a percentage of net assets on 8-31-20:
United States	86.2%
United Kingdom	3.6%
Cayman Islands	3.3%
Switzerland	1.8%
Israel	1.2%
Other countries	3.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$21,965,335	—	$21,965,335	—
Corporate bonds	88,295,020	—	88,295,020	—
Municipal bonds	5,096,025	—	5,096,025	—
Term loans	5,998,276	—	5,998,276	—
Collateralized mortgage obligations	10,050,244	—	10,050,244	—
Asset backed securities	47,713,853	—	47,713,853	—
Short-term investments	4,132,272	$4,132,272	—	—
Total investments in securities	$183,251,025	$4,132,272	$179,118,753	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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